Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease payments under these non-cancellable leases
The Group has entered into
non-cancellable
operating leases covering various facilities. Future minimum lease payments under these non-cancellable
leases as follows:

	Payment due by schedule
	Less than 1 year	1 - 2 years	2 - 3 years	More than 3 years	Total
Office rental	10,926	15,556	14,456	7,228	48,166